Total
Tactical Multi-Purpose Fund
SUMMARY SECTION
Investment Objective
The Tactical Multi-Purpose Fund (the "Fund") seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tactical Multi-Purpose Fund Tactical Multi-Purpose Fund Shares
Management Fees	0.25%	[1]
Other Expenses	589.20%
Total Annual Fund Operating Expenses	589.45%
Fee Waiver and/or Reimbursement	(588.45%)	[2]
Net Annual Fund Operating Expenses	1.00%
[1]	Fisher Asset Management, LLC (the “Adviser”), doing business as Fisher Investments, has voluntarily agreed to waive the management fee for the Fund because a substantial portion of the assets invested in the Fund is expected to be from client accounts separately managed by the Adviser.
[2]	The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers; and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of recoupment.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Tactical Multi-Purpose Fund | Tactical Multi-Purpose Fund Shares | USD ($)	102	318	552	299,013

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund is available only to clients of the Adviser whose accounts are managed by the Adviser on a discretionary basis. The Fund is designed to be used by the Adviser to facilitate moving groups of clients into and out of defensive and special situation investments efficiently based on the Adviser's perceptions of market risks and opportunities. Much of the time the Fund may be limited in size, with its assets invested in cash and cash equivalents, such as money market funds and other short-term fixed income instruments. If the Adviser perceives heightened risks in markets, it may invest substantial amounts of its clients' assets in the Fund in positions designed to be defensive (cash and cash equivalents) or in positions (such as short sales, options, futures, swaps and other derivatives, including inverse securities that may be leveraged) designed to take advantage of anticipated declines in markets, in particular sections of the market or in individual securities. If the Adviser perceives opportunities in particular special situation investments, the Adviser may invest substantial amounts of its clients' assets in the Fund in positions (such as options, futures, swaps and other derivatives) designed to take advantage of the perceived opportunities.

In pursuing its strategy, the Fund may hold domestic and/or foreign (including emerging markets) securities and other instruments that may include derivatives (including futures, options on futures, swaps and exchange-traded notes), money market instruments, common stocks of any market capitalization and other equity-like securities (including preferred stock, warrants, rights, and depositary receipts), fixed-income securities (including U.S. Government obligations, sovereign and high-yield debt), shares of other mutual funds and exchange-traded funds. The Fund is not limited as to the maturity of its fixed-income investments. The Fund may also sell securities short. The Fund's investments in different types of securities may vary significantly based on current or anticipated market conditions. The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors, and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund's investment strategy is highly dependent on the correctness of the Adviser's perception of the risks and opportunities in the markets. To the extent the Adviser's perceptions are incorrect (or a perception is correct, but the timing of the Fund's investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market Risk. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole. The Fund may suffer investment losses even when it is pursuing a defensive strategy.

Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Credit risk may be substantial for the Fund.

Derivatives Risks. The Fund may make use of futures, options, swaps and exchange-traded notes, which are derivatives and employ specialized trading techniques such as options trading to increase its exposure to certain selected securities. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund predominantly employs these techniques as hedging tools but may on occasion use these techniques speculatively to enhance returns. These techniques are riskier than many investment strategies and may result in greater volatility for the Fund. Derivative risks include the risk that losses could be greater than the amount invested.

Futures Risks. The Fund's use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund.

Options Risks. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Segregation Risks. In order to secure its obligations under certain derivative transactions, the Fund will either own the underlying assets, enter into offsetting transactions or set aside cash or readily marketable securities. This requirement may cause the Fund to miss favorable trading opportunities, due to a lack of sufficient cash or readily marketable securities. This requirement may also cause the Fund to realize losses on offsetting or terminated derivative contracts.

Trading Halt Risks. Certain major exchanges on which options and futures contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs before the close of a trading day, the Fund may not be able to purchase or sell options or futures contracts. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

Swap Risks. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over-the-counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund's losses.

Counterparty Risks. The use of swaps and exchange-traded notes involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements and exchange-traded notes may be considered to be illiquid. The Fund bears the risk of loss of the amount expected to be received under a swap agreement or exchange-traded note if the counterparty defaults or becomes bankrupt.

Short Sale Risks. If the price of stocks which the Fund has borrowed and sold to other investors has gone up since the time the Fund borrowed the stocks and sold them, the Fund will lose money on the investment. Although the Fund's gain is limited by the amount for which it sold the borrowed security, its potential loss is unlimited. A mutual fund that engages in short selling is more risky than other mutual funds that do not engage in short selling.

Non-Diversification Risks. Because the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

Allocation Risks. The Adviser may allocate the Fund's assets in ways that will not perform as well as the general market.

Stock Risks. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Recently, the financial markets have experienced various periods of extreme stress, which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks. In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. These market conditions add significantly to the risk of short-term volatility of a fund.

Fixed-Income Securities Risks. The Fund may purchase investment grade and high yield debt securities. Investment grade securities are those securities that at the time of purchase are rated within the four highest rating categories by Moody's Investors Service, Inc. ("Moody's") (Baa or higher), Standard & Poor's Corporation ("S&P") (BBB or higher), (or other nationally recognized securities ratings organizations) or securities that are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Obligations rated in the lowest of the top four ratings, though considered investment grade, are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities. Subsequent to its purchase by the Fund, a rated security may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, but such an event will not require the Fund to dispose of the security.

Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund's net asset value, can be expected to vary inversely with changes in interest rates.

U.S. Government Securities Risks. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

Junk Bond Risks. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

Large Companies Risks. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Smaller Capitalization Companies Risks. The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small and medium-sized companies as well as start-up companies can at times provide greater growth potential than larger, more mature companies, investing the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than are typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Underlying Investment Risks. Other investment companies including mutual funds and ETFs, and other underlying investments including ETNs ("Underlying Funds") in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the Adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

Money Market Fund Risks. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Leverage Risks. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Fund's portfolio securities to be magnified and the value of shares of the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing.

Foreign Investing Risks. The Fund may purchase foreign securities, including equity-like securities and fixed-income securities. These securities may involve additional risks, including the possibility that political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States. Also, changes in the value of foreign currencies versus the U.S. dollar can affect the value of the Fund's foreign investments. For example, a decline in the value of a foreign currency will reduce the value of foreign investments denominated in that currency.

Emerging Market Risks. Investing in emerging markets involves not only the risks described above with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. The typically small size of the markets of securities of issuers located in emerging markets and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities.

High Portfolio Turnover Risks. The Adviser may use the Fund as a vehicle to help manage the investments of the Adviser's separate account and other clients. Because the Adviser may cause large investments to be made in and out of the Fund relative to its size during such periods, the Fund's assets could vary significantly from time to time. These changes in asset size could cause the Fund to incur relatively high transaction costs in managing its portfolio investments, such as increased brokerage commissions and the recognition of taxable gains.

Structured Investments Risks. Structured investments such as exchange-traded notes, involve the same risks as those of the underlying asset and of derivative instruments. In addition, regulatory or tax considerations may change during the term of a structured investment, creating additional risk that the investment may not perform as anticipated.

Cybersecurity Risks. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance

The bar chart below shows how the Fund's investment results have varied from year to year. The table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (year ended December 31st)

Highest/Lowest quarterly results during this time period were: Highest Quarter: 12/31/2018 0.00% Lowest Quarter: 9/30/2018 (0.10)% The Fund's year to date return as of September 30, 2019 was 0.20%.
Average Annual Total Returns (for periods ended 12/31/2018)
Average Annual Total Returns - Tactical Multi-Purpose Fund		1 Year	Since Inception	Inception Date
Tactical Multi-Purpose Fund Shares		(0.30%)	(0.40%)	Mar. 30, 2017
Tactical Multi-Purpose Fund Shares | After Taxes on Distributions		(0.30%)	(0.40%)	Mar. 30, 2017
Tactical Multi-Purpose Fund Shares | After Taxes on Distributions and Sales		(0.18%)	(0.30%)	Mar. 30, 2017
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or U.S. taxes)	[1]	1.87%	1.50%	Mar. 30, 2017
[1]	The ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”) is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. The Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The returns of the index presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling 1-800-550-1071.